Restructuring and related expenses	12 Months Ended
Dec. 31, 2012
Restructuring and related expenses
Restructuring and related expenses

Note 22—Restructuring and related expenses

Restructuring-related activities

        In 2012 and 2011, the Company executed minor restructuring-related activities and incurred charges of $180 million and $164 million, respectively, which were mainly recorded in "Total cost of sales".

($ in millions)	2012	2011
Employee severance costs	92	83
Estimated contract settlement, loss order and other costs	72	53
Inventory and long-lived asset impairments	16	28

Total	180	164

        At December 31, 2012 and 2011, the balance of restructuring and related liabilities is primarily included in "Provisions and other current liabilities".

Cost take-out program

        In December 2008, the Company announced a two-year cost take-out program that aimed to sustainably reduce the Company's cost of sales and general and administrative expenses. As of December 31, 2010, the Company had substantially completed the cost take-out program.

        The Company recorded the following expenses under this program:

($ in millions)	Cumulative costs incurred up to December 31, 2010	2010
Employee severance costs	536	95
Estimated contract settlement, loss order and other costs	230	98
Inventory and long-lived asset impairments	70	20

Total	836	213

        These expenses were recorded as follows:

($ in millions)	Cumulative costs incurred up to December 31, 2010	2010
Total cost of sales	475	110
Selling, general and administrative expenses	143	36
Other income (expense), net	218	67

Total	836	213

        Expenses incurred under the program, per operating segment, were as follows:

($ in millions)	Cumulative costs incurred up to December 31, 2010	2010
Power Products	122	44
Power Systems	139	48
Discrete Automation and Motion	256	35
Low Voltage Products	114	36
Process Automation	183	44
Corporate and Other	22	6

Total	836	213

        The most significant individual exit plans within this program related to the reorganization of the Company's Robotics business, the downsizing of the former Automation Products business in France and Germany, as well as the Power Systems business in Germany.